Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Related Party Transactions
Related Party Transactions

8. Related Party Transactions

        As described in Notes 1 and 2, the accompanying consolidated and combined financial statements include the operations of SPG Businesses as carved-out from the financial statements of SPG for the periods prior to the separation and the operations of the properties under the Company's ownership subsequent to the separation. Transactions between the properties have been eliminated in the consolidated and combined presentation.

        For periods prior to the separation, a fee for certain centralized SPG costs for activities such as common costs for management and other services, national advertising and promotion programs, consulting, accounting, legal, marketing and management information systems has been charged to the properties in the combined financial statements. In addition, certain commercial general liability and property damage insurance is provided to the properties by an indirect subsidiary of SPG. In connection with the separation, WPG and SPG entered into property management agreements under which SPG manages WPG's mall properties. Additionally, WPG and SPG entered into a transition services agreement pursuant to which SPG provides to WPG, on an interim, transitional basis after the separation date, various services including administrative support for the strip centers, information technology, accounts payable and other financial functions, as well as engineering support, quality assurance support and other administrative services. Under the transition services agreement, SPG charges WPG, based upon SPG's allocation of certain shared costs such as insurance premiums, advertising and promotional programs, leasing and development fees. Amounts charged to expense for property management and common costs, services, and other as well as insurance premiums are included in property operating costs in the consolidated and combined statements of operations. Additionally, leasing and development fees charged by SPG are capitalized by the property.

        Charges for each of the periods presented for properties which are consolidated and combined are as included below:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
Property management and common costs, services and other	$4,794	$3,824	$10,222	$9,102
Insurance premiums	2,220	2,273	4,439	4,547
Advertising and promotional programs	210	196	443	414
Capitalized leasing and development fees	5,657	719	6,112	1,011

        Charges for each of the periods presented for unconsolidated properties are as included below:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
Property management costs, services and other	$801	$969	$1,826	$2,120
Insurance premiums	54	59	109	117
Advertising and promotional programs	13	15	26	30
Capitalized leasing and development fees	46	26	97	53

        At June 30, 2014 and December 31, 2013, $71 and $4,959, respectively, were payable to SPG and its affiliates and are included in accounts payable, accrued expenses, intangibles, and deferred revenues in the accompanying consolidated and combined balance sheets.

9. Related Party Transactions

        As described in Note 1, the accompanying combined financial statements present the operations of SPG Businesses as carved-out from the financial statements of SPG. Transactions between the properties have been eliminated in the combined presentation. A fee for certain centralized SPG costs for activities such as common costs for management and other services, national advertising and promotion programs, consulting, accounting, legal, marketing and management information systems has been charged to the properties in the combined financial statements. In addition, certain commercial general liability and property damage insurance is provided to the properties by an indirect subsidiary of SPG. Amounts charged to expense for common costs, services, and other as well as insurance premiums are included in property operating costs in the combined statements of operations. Charges for each of the periods presented for properties which are consolidated in the SPG Businesses portfolio are as included below.

	For the Year Ended December 31,
	2013	2012	2011
Common costs, services and other	$17,251	$16,905	$15,256
Insurance premiums	9,094	9,351	8,721
Advertising and promotional programs	887	1,303	1,373

        Leasing and development fees charged by SPG are capitalized by the property. For the years ended December 31, 2013, 2012 and 2011, these charges were $11,976, $12,283 and $11,918, respectively.

        Leasing and development fees charged to unconsolidated properties were $310, $802 and $114 for the years ended December 31, 2013, 2012 and 2011, respectively. Amounts charged to unconsolidated properties within the SPG Businesses portfolio as included below:

	For the Year Ended December 31,
	2013	2012	2011
Property management costs, services and other	$4,171	$4,762	$4,812
Insurance premiums	233	247	150
Advertising and promotional programs	65	80	79

        At December 31, 2013 and 2012, $4,959 and $8,094, respectively, were payable to SPG and its affiliates and are included in accounts payable, accrued expenses, intangibles, and deferred revenue in the accompanying combined balance sheets.